BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 336,241	$ 235,000
Prepaid assets and retainers	13,514	4,650
Total Current Assets	349,755	239,650
Properties and Equipment
Oil and natural gas properties not subject to amortization	34,500	0
Total Properties and Equipment	34,500	0
Total Assets	384,255	239,650
Current Liabilities
Accounts payable	3,513	5,226
Total Current Liabilities	3,513	5,226
Total Liabilities	3,513	5,226
Stockholders' Equity
Common shares	1,530	1,200
Additional paid-in capital	445,533	236,450
Accumulated deficit	(66,321)	(3,226)
Total Stockholders' Equity	380,742	234,424
Total Liabilities and Stockholders' Equity	$ 384,255	$ 239,650